Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables
	06.30.20	06.30.19
Lease and services receivables	1,165,823	1,404,710
Post-dated checks	301,234	884,663
Averaging of scheduled rent escalation	657,302	762,145
Debtors under legal proceedings	402,353	324,892
Property sales receivables	16,263	43,020
Consumer financing receivables	16,441	23,498
Less: allowance for doubtful accounts	(618,273)	(382,220)
Total trade receivables	1,941,143	3,060,708
Loans	1,056,340	68,582
Advance payments	509,590	603,604
Others (*)	221,065	209,407
Prepayments	220,155	233,975
Other tax receivables	155,467	174,918
Expenses to be recovered	41,141	19,883
Guarantee deposit	1,970	1,835
Less: allowance for doubtful accounts	(165)	(236)
Total other receivables	2,205,563	1,311,968
Related parties (Note 30)	4,826,604	6,063,813
Total trade and other receivables	8,973,310	10,436,489
Non-current	5,093,549	696,656
Current	3,879,761	9,739,833
Total	8,973,310	10,436,489

(*)	Includes ARS 181,744 and ARS 183,675 at June 30 of 2020 and 2019 respectively, of agreement for assumption of debt with the State Assets Administration Office, or AABE in Spanish. (Note 19)

Schedule of allowance for doubtful accounts

	06.30.20	06.30.19
Beginning of the year	382,456	447,096
Additions	324,219	160,838
Unused amounts reversed	(19,705)	(52,140)
Used during the year	(2,533)	(8,208)
Inflation adjustment	(65,999)	(165,130)
End of the year	618,438	382,456

Schedule of an aging analysis of past due unimpaired and impaired receivables

Type of receivables	Up to 3 months	3 to 6 months	Over 6 months	Non past due	Impaired	Total
Shopping mall lease and services receivables	213,749	53,539	74,483	1,549,129	601,832	2,492,732
Office leases and services receivables	2,600	-	80	31,300	-	33,980
Consumer financing receivables	-	-	-	-	16,441	16,441
Property sales receivables	5,421	5,421	5,421	-	-	16,263
Total as of June 30, 2020	221,770	58,960	79,984	1,580,429	618,273	2,559,416
Shopping mall leases and services receivables	182,028	59,050	57,101	2,655,087	358,722	3,311,988
Office leases and services receivables	1,731	-	1,831	60,860	-	64,422
Consumer financing receivables	-	-	-	-	23,498	23,498
Property sales receivables	14,342	14,339	14,339	-	-	43,020
Total as of June 30, 2019	198,101	73,389	73,271	2,715,947	382,220	3,442,928